UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

12/31

Date of reporting period:  09/30/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	Investment Partners Opportunities Fund
	PORTFOLIO OF INVESTMENTS
	September 30, 2010 (Unaudited)
Shares				Value

	COMMON STOCK - 40.1%
	BEVERAGES - 1.0%
20,000	SkyPeople Fruit Juice, Inc. *			$ 93,600

	BIOTECHNOLOGY - 0.7%
10,000	Celera Corp. *			67,400

	COMPUTERS - 3.5%
2,000	International Business Machines Corp.			268,280
40,826	Rainmaker Systems, Inc. *			53,074
				321,354
	ELECTRIC - 2.1%
10,000	Brookfield Infrastructure Partners LP			194,000

	ENVIRONMENTAL CONTROL - 0.6%
3,500	Calgon Carbon Corp. *			50,750

	FOREST PRODUCTS & PAPER - 2.1%
2,900	Domtar Corp.			187,282

	HEALTHCARE-PRODUCTS - 1.8%
16,632	Syneron Medical Ltd. *			164,989

	INTERNET - 1.9%
7,000	eBay, Inc. *			170,800

	MINING - 4.7%
5,000	Molycorp, Inc. *			141,450
5,000	Silver Wheaton Corp. *			133,250
13,000	Yamana Gold, Inc.			148,200
				422,900
	MISCELLANEOUS MANUFACTURING - 1.8%
30,000	Eastman Kodak Co. *			126,000
21,600	Roctest Ltd *			38,016
				164,016
	OFFICE/BUSINESS EQUIPMENT - 1.4%
12,000	Xerox Corp.			124,200

	Investment Partners Opportunities Fund
	PORTFOLIO OF INVESTMENTS
	September 30, 2010 (Unaudited) (continued)
Shares				Value

	OIL & GAS - 5.3%
4,000	Canadian Oil Sands Trust			$ 99,000
70,000	Constellation Energy Partners LLC *			201,600
2,751	Pace Oil and Gas Ltd. *			20,770
22,500	Provident Energy Trust			158,850
				480,220
	REITS - 2.0%
10,500	Whiterock Real Estate Investment Trust *			178,290

	SEMICONDUCTORS - 1.7%
4,000	Intel Corp.			76,920
10,000	Micron Technology, Inc. *			72,100
				149,020
	SOFTWARE - 5.3%
14,000	Bridgewater Systems Corp. *			117,494
6,000	Microsoft Corp.			146,940
36,000	Novell, Inc. *			214,920
				479,354
	TELECOMMUNICATIONS - 4.2%
3,000	Bell Aliant Regional Communications Income Fund			75,342
25,000	Motorola, Inc. *			213,250
20,000	Sprint Nextel Corp. *			92,600
				381,192

	TOTAL COMMON STOCK ( Cost - $3,449,427)			3,629,367

	EXCHANGE TRADED FUNDS - 2.5%
	ASSET ALLOCATION FUND - 0.8%
3,000	WisdomTree Dreyfus Chinese Yuan Fund *			76,200

	COMMODITY FUND - 0.7%
3,000	iShares Silver Trust *			63,930

	EQUITY FUND - 1.0%
5,000	iPATH S&P 500 VIX Short-Term Futures ETN *			86,600

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $215,772)			226,730

	Investment Partners Opportunities Fund
	PORTFOLIO OF INVESTMENTS
	September 30, 2010 (Unaudited) (continued)
Shares				Value

	MUTUAL FUNDS - 7.9%
	CLOSED-END FUNDS - 7.9%
13,000	Aberdeen Asia-Pacific Income Fund Inc.			$ 90,480
11,155	Aberdeen Global Income Fund Inc.			137,987
15,990	Cohen & Steers Infrastructure Fund Inc.			254,561
12,000	S&P Quality Rankings Global Equity Managed Trust			152,760
6,000	Swiss Helvetia Fund Inc.			75,360
	TOTAL MUTUAL FUNDS ( Cost - $633,822)			711,148

	TOTAL INVESTMENTS - 50.5% ( Cost - $4,299,021) (a)			$ 4,567,245
	OTHER ASSETS LESS LIABILITIES - 49.5%			4,482,671
	NET ASSETS - 100.0%			$ 9,049,916

*	Non-income producing security
	REIT - Real Estate Investment Trust
	ETN - Exchange Traded Note
(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$ 439,567
			Unrealized depreciation:	(171,343)
			Net unrealized (depreciation)	$ (268,224)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the semi-annual report filed with the Securities and Exchange Commission on Form N-CSR.

Contract **				Value
	SCHEDULE OF OPTIONS WRITTEN
	CALL OPTIONS
7	IBM Corp. @ 135 November 2010			$ 2,275
20	Molycorp, Inc. @ 25 December 2010			11,000
	TOTAL OPTIONS WRITTEN (Proceeds $6,423)			$ 13,275

**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

	Investment Partners Opportunities Fund
	PORTFOLIO OF INVESTMENTS
	September 30, 2010 (Unaudited) (continued)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizesinputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepatment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,629,367	$ -	$ -	$ 3,629,367
Exchange Traded Funds	$ 226,730	$ -	$ -	$ 226,730
Mutual Funds	$ 711,148	$ -	$ -	$ 711,148
Total	$ 4,567,245	$ -	$ -	$ 4,567,245
Liabilities *
Open Written Options	$ 13,275	$ -	$ -	$ 13,275
Total	$ 13,275	$ -	$ -	$ 13,275

The Fund did not hold any Level 3 securities during the year.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/22/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/24/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/24/10